Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Other long-term liabilities	Total
Balance at January 1, 2020	$12,961	$133,014	$24,327	$25,535	$195,837
Increases	59	41,051	—	685	41,795
Used	—	—	—	(4,047)	(4,047)
Adjustment	—	—	(178)	—	(178)
Effect of movements in exchange rates	(2,108)	—	—	—	(2,108)
Unused amounts reversed	(990)	—	—	—	(990)
Unwinding of discount and changes in the discount rate	—	8,773	832	—	9,605

Balance at December 31, 2020	$9,922	$182,838	$24,981	$22,173	$239,914

Current	—	17,283	1,931	4,375	23,589
Non-current	9,922	165,555	23,050	17,798	216,325

	$9,922	$182,838	$24,981	$22,173	$239,914